Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of financial liabilities [abstract]
Summary of Changes in Financial Liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Lease liabilities – Short term	1,146	962
Repayable BPI loan advances – Short term	400	500
PGE*	2,622	2,632
EIB loan – Short term	5,804	467
Total current financial liabilities	9,972	4,560
Lease liabilities – Long term	4,107	4,568
Repayable BPI loan advances – Long term	2,152	2,258
PGE*	5,251	6,495
EIB loan – Long term	32,518	35,287
Total non-current financial liabilities	44,029	48,608
Total financial liabilities	54,001	53,169
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	294	—	294	294
Trade receivables	1,090	—	1,090	1,090
Cash and cash equivalents	21,629	—	21,629	21,629
Total assets	23,013	—	23,013	23,013
Financial liabilities
Non-current financial liabilities	46,798	—	46,798	49,427
Current financial liabilities	7,203	—	7,203	7,317
Trade payables and other payables	16,712	—	16,712	16,712
Total liabilities	70,713	—	70,713	73,456
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Summary of Conditional Advances and Interest-Free Loans from Government and Public Authorities and Bank Loans
Conditional advances, interest-free loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB loan	Total
As of December 31, 2022	2,316	125	317	35,754	38,512
Principal received	—	—	150	—	150
Impact of discounting, accretion and catch-up impact	8	—	(32)	(809)	(833)
Accumulated fixed and variable interest expense accrual	17	—	—	3,611	3,628
Repayment	(225)	(125)	—	(233)	(583)
As of June 30, 2023	2,116	—	435	38,322	40,874

Bank loans

(in thousands of euros)	HSBC “PGE”	Bpifrance “PGE”	Total
As of December 31, 2022	4,409	4,717	9,126
Impact of discounting and accretion	—	(3)	(3)
Accumulated fixed interest accrual	17	49	66
Repayment	(640)	(676)	(1,316)
As of June 30, 2023	3,786	4,087	7,873

Summary of Changes in Lease Liabilities
The table below shows the detail of changes in lease liabilities recognized in the statement of consolidated financial position over the six-month period ended June 30, 2023:

(in thousands of euros)	Lease liabilities
As of December 31, 2022	5,530
New lease contracts	8
Impact of discounting of the new lease contracts	—
Fixed interest expense	—
Accumulated variable interest expense accrual	103
Repayment of lease	(389)
As of June 30, 2023	5,253

Summary of Maturity Analysis for Advances Loans and Lease Liabilities
The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interests are as follows:

	As of June 30, 2023
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	325	1,292	595	—	2,212
Interest-free Bpifrance loan	—	—	—	—	—
Curadigm interest-free Bpifrance advance	75	200	225	—	500
HSBC “PGE” (1)	1,291	2,545	—	—	3,836
Bpifrance “PGE” (1)	1,331	2,577	314	—	4,222
EIB fixed rate loan	6,154	9,050	22,024	22,325	59,553
Lease liabilities	1,146	2,291	1,526	777	5,740
Total	10,322	17,955	24,685	23,102	76,064
(1) The Company plans to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026)..

	As of December 31, 2022
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	300	1,300	837	—	2,437
Interest-free Bpifrance loan	125	—	—	—	125
Curadigm interest-free Bpifrance advance	75	200	75	—	350
HSBC “PGE” (1)	1,287	2,557	631	—	4,475
Bpifrance “PGE” (1)	1,345	2,605	948	—	4,898
EIB fixed rate loan	467	7,630	30,184	19,869	58,150
Lease liabilities	962	2,292	1,904	971	6,129
Total	4,560	16,584	34,579	20,840	76,563
(1) The Company plans to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over five years with a deferral of 1 year (last reimbursement being in 2026).